Income Taxes - Income tax expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Taxes
Income tax benefit (expense)	$ (213)	$ (49)	$ (354)	$ 196
Effective tax rate	2.00%	0.00%	7.00%	0.00%
Norwegian Tonnage Tax Regime
Income Taxes
Income tax benefit (expense)	$ (210)	$ (46)	$ (348)	$ 202
UK
Income Taxes
Income tax benefit (expense)	$ (3)	$ (3)	$ (6)	$ (6)